Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Warrants and Rights Note Disclosure [Abstract]
Schedule of Warrants Issued and Outstanding
	Public	Private	Bridge	Extension	September 2024 Warrants	Pre-funded Warrants	Common Stock Warrants	Total
Outstanding, December 31, 2025	123,795	6,963	2,174	326	9,259	122,951	245,902	511,370
Issued	—	—	—	—	—	—	—	-
Exercised	—	—	—	—	—	(122,951)	—	(122,951)

Outstanding, June 30, 2026	123,795	6,963	2,174	326	9,259	-	245,902	388,419

Exercisable, June 30, 2026	123,795	6,963	2,174	326	9,259	-	245,902	388,419

Weighted Average Exercise Price	920.00	920.00	920.00	920.00	180.00	-	488.00	625.01
Weighted Average Remaining Life in Years	2.98	2.98	1.26	1.85	3.25	-	4.42	3.89

	Public	Private	Bridge	Extension	September 2024 Warrants	Total
Outstanding, December 31, 2023	—	—	—	—	—	—
Assumed at June 24, 2024	143,750	6,963	2,174	326	—	153,213
Issued	—	—	—	—	9,259	9,259
Exercised	—	—	—	—	—	—
Outstanding, December 31, 2024	143,750	6,963	2,174	326	9,259	162,472

Exercisable, December 31, 2024	143,750	6,963	2,174	326	9,259	162,472

Weighted Average Exercise Price	$920.00	$920.00	$920.00	$920.00	$180.00	$772.00
Weighted Average Remaining Life in Years	4.48	4.48	2.76	3.35	4.75	3.96

	Public	Private	Bridge	Extension	September 2024 Warrants	Pre-funded Warrants		Common Stock Warrants	Total
Outstanding, December 31, 2024	143,750	6,963	2,174	326	9,259	—		—	162,472
Issued	—	—	—	—	—	122,951		245,902	368,853
Exercised	(19,955)	—	—	—	—	—		—	(19,955)

Outstanding, December 31, 2025	123,795	6,963	2,174	326	9,259	122,951		245,902	511,370

Exercisable, December 31, 2025	123,795	6,963	2,174	326	9,259	122,951		245,902	511,370

Weighted Average Exercise Price	$920.00	$920.00	$920.00	$920.00	$180.00	$0.00	[1]	$48.80	$266.40
Weighted Average Remaining Life in Years	3.48	3.48	1.76	2.35	3.75	—	[2]	4.92	3.33

(1)	The aggregate exercise price of this Warrant, except for a nominal exercise price of $0.008 per Warrant Share, was pre-funded to the Company on or prior to the Initial Exercise Date

(2)	The warrant does not have a fixed expiration date and remains outstanding until exercised in full.